Jan. 06, 2025
(Fidelity Treasury Digital Fund)
Investment Objective
Fidelity® Treasury Digital Fund seeks to obtain as high a level of current income as is consistent with the preservation of capital and liquidity.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder fees(fees paid directly from your investment)
Shareholder Fees	Fidelity Treasury Digital Fund Fidelity Treasury Digital Fund USD ($)
Shareholder Fee, Other	none

Annual Operating Expenses(expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses	Fidelity Treasury Digital Fund Fidelity Treasury Digital Fund
Management fee	0.25%
Distribution and/or Service (12b-1) fees	none
Other expenses	none	[1]
Total annual operating expenses	0.25%
Fee Waiver or Reimbursement	0.07%	[2]
Total annual operating expenses after fee waiver and/or expense reimbursement	0.18%
[1]	Based on estimated amounts for the current fiscal year.
[2]	Fidelity Management & Research Company LLC (FMR) has contractually agreed to reimburse the class of shares of the fund to the extent that total operating expenses (excluding interest, certain taxes, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses (including fees and expenses associated with a wholly owned subsidiary), if any, as well as non-operating expenses such as brokerage commissions and fees and expenses associated with the fund’s securities lending program, if applicable), as a percentage of its average net assets, exceed 0.18% (the Expense Cap). If at any time during the current fiscal year expenses for the class of shares of the fund fall below the Expense Cap, FMR reserves the right to recoup through the end of the fiscal year any expenses that were reimbursed during the current fiscal year up to, but not in excess of, the Expense Cap. This arrangement will remain in effect through August 31, 2026. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees and may extend it in its discretion after that date.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.
Let’s say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here’s how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
Fidelity Treasury Digital Fund | Fidelity Treasury Digital Fund | USD ($)	18	68

Principal Investment Strategies
• Normally investing at least 99.5% of total assets in cash and U.S. Treasury securities.
• Normally investing in securities whose interest is exempt from state and local income taxes.
• Investing in compliance with industry-standard regulatory requirements for money market funds for the quality, maturity, liquidity, and diversification of investments.
In addition, the fund normally invests at least 80% of its assets in U.S. Treasury securities.
Treasury securities are high-quality securities issued or guaranteed by the U.S. Treasury. Treasury securities are backed by the full faith and credit of the U.S. Treasury. Treasury securities usually pay a fixed, variable, or floating rate of interest, and must repay the amount borrowed, usually at the maturity of the security.

Principal Investment Risks
Performance
Performance history will be available for the fund after the fund has been in operation for one calendar year.
(Fidelity Treasury Digital Fund) | Interest Rate Changes [Member]
• Interest Rate Changes. Interest rate increases can cause the price of a money market security to decrease.
(Fidelity Treasury Digital Fund) | Income Risk [Member]
• Income Risk. A low or negative interest rate environment can adversely affect the fund’s yield.
(Fidelity Treasury Digital Fund) | Issuer-Specific Changes [Member]
• Issuer-Specific Changes. A decline in the credit quality of an issuer can cause the price of a money market security to decrease.
(Fidelity Treasury Digital Fund) | U.S. Treasury Obligations [Member]
• U.S. Treasury Obligations.
U.S. Treasury obligations are high-quality securities issued or guaranteed by the U.S. Treasury providing minimal risk of loss of principal if held to maturity. Fluctuations in interest rates may cause the market value of such securities to vary.

(Fidelity Treasury Digital Fund) | Risk Lose Money [Member]
You could lose money by investing in the fund.
(Fidelity Treasury Digital Fund) | Risk Not Insured Depository Institution [Member]
An investment in the fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.